Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income per Ordinary Share

	Three Months Ended
	March 31, 2025	March 31, 2024
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	80,552,734	82,579,203
Effect of dilutive share options and other awards outstanding under share based compensation programs	371,621	670,100
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	80,924,355	83,249,303

	Three Months Ended
	March 31, 2025	March 31, 2024
Net income per Ordinary Share:
Basic	$1.91	$2.27
Diluted	$1.90	$2.25